UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $2,010,441 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5688   163500 SH       SOLE                   163500
AMAZON COM INC                 COM              023135106   104084  1419385 SH       SOLE                  1419385
APPLE INC                      COM              037833100    97383   581600 SH       SOLE                   581600
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    12850   568600 SH       SOLE                   568600
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   301383  3329090 SH       SOLE                  3329090
CONVERA CORP                   CL A             211919105      884   622544 SH       SOLE                   622544
CROWN CASTLE INTL CORP         COM              228227104    83777  2163100 SH       SOLE                  2163100
CTC MEDIA INC                  COM              12642X106     9174   372000 SH       SOLE                   372000
DISCOVERY HOLDING CO           CL A COM         25468Y107    21290   969500 SH       SOLE                   969500
DOLAN MEDIA CO                 COM              25659P402    32173  1767746 SH       SOLE                  1767746
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    54533  1829341 SH       SOLE                  1829341
EMMIS COMMUNICATIONS CORP      CL A             291525103     7591  3012300 SH       SOLE                  3012300
EQUINIX INC                    COM NEW          29444U502    64685   725004 SH       SOLE                   725004
EXPEDIA INC DEL                COM              30212P105    21247  1156000 SH       SOLE                  1156000
FIBERTOWER CORP                COM              31567R100    16743 11959025 SH       SOLE                 11959025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   100466  3624312 SH       SOLE                  3624312
INFORMATION SERVICES GROUP I   COM              45675Y104     2952   615000 SH       SOLE                   615000
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    20493  3979300 SH       SOLE                  3979300
INTERPUBLIC GROUP COS INC      COM              460690100    52924  6153900 SH       SOLE                  6153900
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508     5074   414900 SH       SOLE                   414900
MELCO PBL ENTMNT LTD           ADR              585464100    43077  4622000 SH       SOLE                  4622000
METROPCS COMMUNICATIONS INC    COM              591708102    51719  2920300 SH       SOLE                  2920300
MGM MIRAGE                     COM              552953101    37408  1103800 SH       SOLE                  1103800
MOVE INC COM                   COM              62458M108    35463 15220201 SH       SOLE                 15220201
NETFLIX INC                    COM              64110L106   118417  4542284 SH       SOLE                  4542284
NEUSTAR INC                    CL A             64126X201    56085  2601328 SH       SOLE                  2601328
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     1982   484600 SH       SOLE                   484600
RESEARCH IN MOTION LTD         COM              760975102    70140   600000 SH       SOLE                   600000
SBA COMMUNICATIONS CORP        COM              78388J106   136341  3786200 SH       SOLE                  3786200
SOHU COM INC                   COM              83408W103    53203   755300 SH       SOLE                   755300
TELEPHONE & DATA SYS INC       COM              879433100    34129   722000 SH       SOLE                   722000
TELEPHONE & DATA SYS INC       SPL COM          879433860    34888   791100 SH       SOLE                   791100
UNITED STATES CELLULAR CORP    COM              911684108   116775  2064978 SH       SOLE                  2064978
VIRGIN MEDIA INC               COM              92769L101    53606  3938700 SH       SOLE                  3938700
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    69771 10970300 SH       SOLE                 10970300
WARNER MUSIC GROUP CORP        COM              934550104    50848  7121544 SH       SOLE                  7121544
WYNN RESORTS LTD               COM              983134107    30986   380900 SH       SOLE                   380900
YOUNG BROADCASTING INC         CL A             987434107      209  1495246 SH       SOLE                  1495246